iShares
®
LifePath
®
Target Date 2035 ETF
Schedule of Investments
(unaudited)
April 30, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  42 .6%
iShares Core U.S. REIT ETF ................. 5,584 $ 279,423
iShares Russell 1000 ETF ................... 13,769 3,799,969
iShares Russell 2000 ETF
(b)
.................. 776 152,018
4,231,410
a
Domestic Fixed Income  —  33 .0%
iShares 0-5 Year TIPS Bond ETF .............. 949 94,122
iShares 10+ Year Investment Grade Corporate Bond
ETF ................................ 8,762 427,586
iShares 10-20 Year Treasury Bond ETF .......... 3,898 386,214
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 7,234 367,415
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 4,747 238,489
iShares MBS ETF ........................ 10,148 908,652
iShares U.S. Treasury Bond ETF .............. 38,926 862,405
3,284,883
a
International Equity  —  24 .3%
iShares Core MSCI Emerging Markets ETF ....... 12,456 643,353
iShares Core MSCI International Developed Markets
ETF ................................ 24,546 1,593,526
Security Shares Value
a
International Equity — 24.3% (continued)
iShares Global Infrastructure ETF .............. 3,884 $ 183,752
2,420,631
a
Total Long-Term Investments — 99.9%
(Cost: $ 9,553,589 ) .................................. 9,936,924
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(a) (c) (d)
...................... 147,856 147,900
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(a) (c)
............................ 6,386 6,386
a
Total Short-Term Securities — 1.6%
(Cost: $ 154,286 ) ................................... 154,286
Total Investments — 101.5%
(Cost: $ 9,707,875 ) .................................. 10,091,210
Liabilities in Excess of Other Assets — ( 1 .5 ) % ............... (147,831)
Net Assets — 100.0% ................................. $ 9,943,379
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ — $ 147,911
(b)
$ — $ (11) $ — $ 147,900 147,856 $ 40
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares — 6,386
(b)
— — — 6,386 6,386 240 —
iShares 0-5 Year
TIPS Bond ETF . — 140,381 (48,199) 389 1,551 94,122 949 463 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... — 446,536 (21,073) 1,605 518 427,586 8,762 6,722 —
iShares 10-20 Year
Treasury Bond
ETF ......... — 416,807 (27,603) 2,002 (4,992) 386,214 3,898 4,944 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... — 366,205 — — 1,210 367,415 7,234 3,687 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... — 238,295 — — 194 238,489 4,747 2,720 —

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
LifePath
®
Target Date 2035 ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
Emerging Markets
ETF ......... $ — $ 636,786 $ (23,836) $ (3) $ 30,406 $ 643,353 12,456 $ 6,760 $ —
iShares Core MSCI
International
Developed
Markets ETF ... — 1,591,168 (88,306) 631 90,033 1,593,526 24,546 12,626 —
iShares Core U.S.
REIT ETF ..... — 285,573 (6,948) 732 66 279,423 5,584 2,981 —
iShares Global
Infrastructure ETF — 180,508 (6,021) 217 9,048 183,752 3,884 2,009 —
iShares MBS ETF . — 914,528 — — (5,876) 908,652 10,148 9,988 —
iShares Russell 1000
ETF ......... — 3,677,936 (143,298) 680 264,651 3,799,969 13,769 18,137 —
iShares Russell 2000
ETF ......... — 161,682 (16,057) 1,894 4,499 152,018 776 587 —
iShares U.S.
Treasury Bond
ETF ......... — 870,378 — — (7,973) 862,405 38,926 7,309 —
$ 8,136 $ 383,335
$ 10,091,210
$ 79,213 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 9,936,924 $ — $ — $ 9,936,924
Short-Term Securities
Money Market Funds ...................................... 154,286 — — 154,286
$ 10,091,210 $ — $ — $ 10,091,210

iShares
®
LifePath
®
Target Date 2035 ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2024
3
Schedule of Investments
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security